COMMITMENTS AND CONTINGENCIES (Details Narrative)	12 Months Ended
	Nov. 30, 2022 USD ($) ft²	Nov. 30, 2021 USD ($) ft²
Property, Plant and Equipment [Line Items]
Weighted average discount rate	5.90%	3.28%
Weighted average remaining lease term	68 months 25 days	78 months 10 days
Operating lease extension term		Both leases contain options for extending the leases at the end of the initially stated lease periods. The Lindon lease can be renewed for one-year terms at a three percent increase in monthly rent. When we signed this lease, we expected to renew the lease for one complete year, and thus treated the lease as a two-year lease.
Office Space [Member]
Property, Plant and Equipment [Line Items]
Operating lease, monthly payments	$ 29,012.49	$ 5,000
Area of land | ft²	15,503	2,790
Weighted average discount rate	7.52%	3.28%
Weighted average remaining lease term	71 months	17 months
Operating lease term		24 months
Manufacturing Space [Member]
Property, Plant and Equipment [Line Items]
Operating lease, monthly payments	$ 41,643.05	$ 40,826.52
Area of land | ft²	80,052	80,052
Weighted average discount rate	3.28%	3.28%
Weighted average remaining lease term	68 months	80 months
Operating lease term		86 months
Manufacturing Space [Member] | Sublease Agreement [Member]
Property, Plant and Equipment [Line Items]
Area of land | ft²	10,000	30,000
Sublease income	$ 84,900	$ 207,538
Lease deposits	$ 0	$ 34,000
New Lindon Lease [Member]
Property, Plant and Equipment [Line Items]
Weighted average remaining lease term	72 months